GOODWILL AND INTANGIBLE ASSETS (Schedule of Principal Development Projects) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 8,582	$ 1,758
Continuous glucose monitoring testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	7,040	0
Premier Instruments for A1c and haemoglobinopathies testing [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	1,542	1,669
Mid-tier haemoglobins instrument [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	51
HIV Screening Rapid Test [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	0	6
Other Projects [Member]
Disclosure of detailed information about intangible assets [line items]
Capitalised development costs	$ 0	$ 32